Note 10 - Reinsurance (Details) - Reinsurance Ceded and Assumed (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reinsurance Ceded and Assumed [Abstract]
Premiums ceded	$ 14,105,855	$ 19,997,026
Premiums assumed	10,044,766	3,834,907
Commission and expense allowances	3,238,144	4,596,452
Benefit recoveries	$ 8,157,180	$ 7,288,897